Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity
A summary of stock option activity related to the Plans as of December 31, 2021 is as follows:

	Outstanding Stock Options	Weighted Average Exercise Price	Weighted Average Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2020	31,618,135	$0.48	8.3	$112,548
Granted	—	—
Exercised	(312,037)	0.48
Forfeited	(1,026,950)	0.65
Expired	(498,101)	0.19
Repurchased	(542,615)	0.17

Balance at December 31, 2021	29,238,432	$0.48	7.4	$127,345

Vested and expected to vest as of December 31, 2021	27,555,673	$0.48	7.3	$120,250

Vested and exercisable as of December 31, 2021	18,615,254	$0.41	6.7	$82,475

Summary of RSU Activity
The following table summarizes the RSU award activity under the Plans:

	Shares	Weighted Average Grant date Fair Value per Share
Unvested at December 31, 2020	—	—
Granted	7,913,760	$5.91
Forfeited	(30,413)	7.60
Vested	(448,604)	7.54

Unvested at December 31, 2021	7,434,743	$5.80

Summary of Stock-Based Compensation Expense	The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2021 and 2020 (in thousands):

	Year ended December 31,
	2021	2020
Research and development	$2,175	$702
Sales and marketing	1,381	249
General and administrative	6,462	1,001

Total stock-based compensation	$10,018	$1,952

Schedule of Weighted Average Assumptions Used in the Black-Scholes Option-pricing Model for Stock Options
The weighted average assumptions used in the Black-Scholes option-pricing model for stock options for the year ended December 31, 2020, was as follows:

December 31, 2020
Expected term (in years)	5.8
Risk-free interest rate	0.4%
Expected volatility	45.6%
Expected dividend yield	—%